PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2021 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS 99.6%
Aerospace & Defense 3.0%
General Dynamics Corp.	286	$54,314
Huntington Ingalls Industries, Inc.	249	53,836
L3Harris Technologies, Inc.	236	51,462
Lockheed Martin Corp.	128	48,922
Northrop Grumman Corp.	146	53,417
Raytheon Technologies Corp.	599	53,137
Teledyne Technologies, Inc.*	111	46,561
Textron, Inc.	880	60,254

		421,903

Air Freight & Logistics 1.5%
CH Robinson Worldwide, Inc.	502	48,704
Expeditors International of Washington, Inc.	460	57,817
FedEx Corp.	170	53,518
United Parcel Service, Inc. (Class B Stock)	278	59,659

		219,698

Banks 5.3%
Bank of America Corp.	1,266	53,666
Citigroup, Inc.	699	55,018
Citizens Financial Group, Inc.	1,111	55,439
Comerica, Inc.	714	56,042
Fifth Third Bancorp(a)	1,410	59,417
JPMorgan Chase & Co.	321	52,721
KeyCorp	2,383	54,904
M&T Bank Corp.	320	51,421
PNC Financial Services Group, Inc. (The)	279	54,316
Regions Financial Corp.	2,431	56,910
Truist Financial Corp.	847	52,328
US Bancorp	859	52,210
Wells Fargo & Co.	1,130	52,794
Zions Bancorp NA	912	52,786

		759,972

Beverages 1.3%
Coca-Cola Co. (The)	883	48,821
Constellation Brands, Inc. (Class A Stock)	189	45,307
Monster Beverage Corp.*	452	42,610
PepsiCo, Inc.	310	45,862

		182,600

Biotechnology 2.4%
AbbVie, Inc.	456	51,619
Amgen, Inc.	194	46,160
Biogen, Inc.*	184	49,216
Gilead Sciences, Inc.	752	49,715
Incyte Corp.*	599	50,184
Regeneron Pharmaceuticals, Inc.*	99	49,741
Vertex Pharmaceuticals, Inc.*	226	47,151

		343,786

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Building Products 2.2%
A.O. Smith Corp.	737	$52,379
Carrier Global Corp.	1,184	54,381
Fortune Brands Home & Security, Inc.	483	49,826
Johnson Controls International PLC	829	55,162
Masco Corp.	745	44,931
Trane Technologies PLC (Ireland)	288	53,683

		310,362

Capital Markets 3.4%
Bank of New York Mellon Corp. (The)	1,070	55,726
CME Group, Inc. (Class A Stock)	241	52,721
Goldman Sachs Group, Inc. (The)	145	53,943
Invesco Ltd.	1,873	53,437
Moody’s Corp.	155	51,979
Northern Trust Corp.	466	56,474
Raymond James Financial, Inc.	383	50,782
State Street Corp.	608	52,884
T Rowe Price Group, Inc.	296	56,640

		484,586

Chemicals 3.3%
Celanese Corp. (Class A Stock)	328	54,268
Corteva, Inc.	1,038	47,229
DuPont de Nemours, Inc.	644	54,476
Eastman Chemical Co.	408	51,163
Ecolab, Inc.	225	48,393
Linde PLC (United Kingdom)	171	51,403
LyondellBasell Industries NV (Class A Stock)	462	52,030
PPG Industries, Inc.	296	53,197
Sherwin-Williams Co. (The)	177	50,185

		462,344

Commercial Services & Supplies 1.8%
Cintas Corp.	131	46,314
Copart, Inc.*	407	52,507
Republic Services, Inc. (Class A Stock)	460	50,223
Rollins, Inc.	1,424	48,544
Waste Management, Inc.	377	53,036

		250,624

Communications Equipment 1.7%
Arista Networks, Inc.*	158	53,622
Cisco Systems, Inc.	911	48,192
F5 Networks, Inc.*	215	39,868
Juniper Networks, Inc.	1,913	50,369
Motorola Solutions, Inc.	251	51,533

		243,584

Construction & Engineering 0.4%
Quanta Services, Inc.	556	53,015

Description	Shares	Value
COMMON STOCKS (Continued)
Construction Materials 0.4%
Martin Marietta Materials, Inc.	140	$50,911

Consumer Finance 0.4%
Capital One Financial Corp.	398	63,990

Containers & Packaging 2.3%
Amcor PLC (United Kingdom)	3,845	45,371
Avery Dennison Corp.	271	59,764
International Paper Co.	884	55,780
Packaging Corp. of America	351	52,176
Sealed Air Corp.	954	54,245
Westrock Co.	928	54,121

		321,457

Distributors 1.2%
Genuine Parts Co.	423	55,464
LKQ Corp.*	1,150	58,604
Pool Corp.	118	51,513

		165,581

Diversified Financial Services 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	184	53,257

Diversified Telecommunication Services 1.0%
AT&T, Inc.	1,500	44,145
Lumen Technologies, Inc.(a)	3,901	53,990
Verizon Communications, Inc.	849	47,960

		146,095

Electric Utilities 2.0%
Edison International	811	45,310
Evergy, Inc.	784	48,600
Exelon Corp.	1,090	49,181
PPL Corp.	1,558	45,353
Southern Co. (The)	764	48,835
Xcel Energy, Inc.	703	49,829

		287,108

Electrical Equipment 1.1%
AMETEK, Inc.	368	49,717
Eaton Corp. PLC	345	50,111
Emerson Electric Co.	549	52,534

		152,362

Electronic Equipment, Instruments & Components 2.7%
Amphenol Corp. (Class A Stock)	684	46,006
CDW Corp.	272	44,994
Corning, Inc.	1,133	49,433
IPG Photonics Corp.*	223	46,665
Keysight Technologies, Inc.*	345	49,121
TE Connectivity Ltd. (Switzerland)	380	51,558
Trimble, Inc.*	612	47,608

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)

Zebra Technologies Corp. (Class A Stock)*	98	$48,711

		384,096

Entertainment 1.1%
Activision Blizzard, Inc.	516	50,181
Electronic Arts, Inc.	355	50,740
Take-Two Interactive Software, Inc.*	279	51,771

		152,692

Equity Real Estate Investment Trusts (REITs) 3.6%
Alexandria Real Estate Equities, Inc.	281	50,091
Crown Castle International Corp.	271	51,354
Duke Realty Corp.	1,106	51,385
Equinix, Inc.	69	50,834
Extra Space Storage, Inc.	344	51,535
Mid-America Apartment Communities, Inc.	326	52,388
Prologis, Inc.	430	50,671
Public Storage	195	55,084
Welltower, Inc.	662	49,498
Weyerhaeuser Co.	1,293	49,082

		511,922

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	134	50,688
Kroger Co. (The)	1,302	48,148
Walgreens Boots Alliance, Inc.	1,003	52,818
Walmart, Inc.	355	50,421

		202,075

Food Products 2.8%
Archer-Daniels-Midland Co.	762	50,696
Conagra Brands, Inc.	1,270	48,387
Hershey Co. (The)	308	53,299
Hormel Foods Corp.	956	46,404
JM Smucker Co. (The)	381	50,784
Kraft Heinz Co. (The)	1,226	53,441
Mondelez International, Inc. (Class A Stock)	770	48,918
Tyson Foods, Inc. (Class A Stock)	656	52,152

		404,081

Gas Utilities 0.3%
Atmos Energy Corp.	483	47,899

Health Care Equipment & Supplies 6.1%
Abbott Laboratories	383	44,677
ABIOMED, Inc.*	151	42,971
Baxter International, Inc.	540	44,345
Becton Dickinson & Co.	192	46,443
Boston Scientific Corp.*	1,153	49,060
Cooper Cos., Inc. (The)	124	48,788
Danaher Corp.	205	52,509
DENTSPLY SIRONA, Inc.	803	53,737

Description	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)

Edwards Lifesciences Corp.*	560	$53,704
Hologic, Inc.*	646	40,737
IDEXX Laboratories, Inc.*	87	48,555
Intuitive Surgical, Inc.*	61	51,373
Medtronic PLC (Ireland)	393	49,750
ResMed, Inc.	241	49,610
STERIS PLC	226	43,134
Stryker Corp.	178	45,438
Teleflex, Inc.	115	46,252
West Pharmaceutical Services, Inc.	145	50,389

		861,472

Health Care Providers & Services 3.6%
Anthem, Inc.	131	52,167
Centene Corp.*	758	55,789
Cigna Corp.	196	50,735
CVS Health Corp.	616	53,247
Henry Schein, Inc.*	702	53,380
Humana, Inc.	105	45,958
Laboratory Corp. of America Holdings*	194	53,249
Quest Diagnostics, Inc.	378	49,771
UnitedHealth Group, Inc.	118	48,606
Universal Health Services, Inc. (Class B Stock)	336	53,636

		516,538

Health Care Technology 0.4%
Cerner Corp.	664	51,958

Hotels, Restaurants & Leisure 1.0%
Domino’s Pizza, Inc.	114	48,663
McDonald’s Corp.	203	47,480
Yum! Brands, Inc.	398	47,748

		143,891

Household Durables 1.8%
DR Horton, Inc.	518	49,360
Lennar Corp. (Class A Stock)	517	51,188
Mohawk Industries, Inc.*	248	52,249
PulteGroup, Inc.	909	52,531
Whirlpool Corp.	222	52,634

		257,962

Household Products 0.7%
Colgate-Palmolive Co.	617	51,692
Procter & Gamble Co. (The)	330	44,501

		96,193

Industrial Conglomerates 0.7%
3M Co.	253	51,369
Honeywell International, Inc.	211	48,722

		100,091

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance 3.7%
Aflac, Inc.	985	$55,830
Allstate Corp. (The)	367	50,136
American International Group, Inc.	1,053	55,640
Chubb Ltd. (Switzerland)	307	52,187
Cincinnati Financial Corp.	462	56,230
Loews Corp.	914	53,359
Marsh & McLennan Cos., Inc.	390	53,956
MetLife, Inc.	786	51,373
Progressive Corp. (The)	459	45,478
Travelers Cos., Inc. (The)	291	46,473

		520,662

Interactive Media & Services 1.1%
Alphabet, Inc.,
(Class A Stock)*	22	51,851
(Class C Stock)*	22	53,054
Facebook, Inc. (Class A Stock)*	159	52,268

		157,173

Internet & Direct Marketing Retail 0.9%
Amazon.com, Inc.*	15	48,346
eBay, Inc.	703	42,799
Etsy, Inc.*	233	38,382

		129,527

IT Services 3.9%
Accenture PLC (Ireland) (Class A Stock)	173	48,814
Akamai Technologies, Inc.*	469	53,565
Automatic Data Processing, Inc.	269	52,729
Broadridge Financial Solutions, Inc.	318	50,715
Cognizant Technology Solutions Corp. (Class A Stock)	581	41,576
Fiserv, Inc.*	396	45,619
FleetCor Technologies, Inc.*	171	46,929
Gartner, Inc.*	268	62,133
International Business Machines Corp.	372	53,471
Paychex, Inc.	514	51,986
Visa, Inc. (Class A Stock)	220	50,006

		557,543

Life Sciences Tools & Services 2.1%
Agilent Technologies, Inc.	363	50,141
Bio-Rad Laboratories, Inc. (Class A Stock)*	74	44,576
Mettler-Toledo International, Inc.*	37	48,135
PerkinElmer, Inc.	368	53,386
Thermo Fisher Scientific, Inc.	102	47,889
Waters Corp.*	160	51,560

		295,687

Machinery 4.3%
Caterpillar, Inc.	213	51,350
Cummins, Inc.	175	45,024
Dover Corp.	365	54,933

Description	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)

IDEX Corp.	226	$50,321
Illinois Tool Works, Inc.	203	47,047
Otis Worldwide Corp.	698	54,674
PACCAR, Inc.	531	48,619
Parker-Hannifin Corp.	155	47,763
Pentair PLC (United Kingdom)	789	54,417
Snap-on, Inc.	210	53,470
Stanley Black & Decker, Inc.	227	49,214
Westinghouse Air Brake Technologies Corp.	610	50,484

		607,316

Media 1.8%
Comcast Corp. (Class A Stock)	817	46,847
Fox Corp. (Class A Stock)	1,393	52,029
News Corp. (Class A Stock)	1,855	50,066
Omnicom Group, Inc.	625	51,400
ViacomCBS, Inc. (Class B Stock)	1,291	54,764

		255,106

Metals & Mining 0.8%
Newmont Corp.	694	50,995
Nucor Corp.	624	63,985

		114,980

Multiline Retail 0.6%
Dollar Tree, Inc.*	384	37,440
Target Corp.	232	52,645

		90,085

Multi-Utilities 2.0%
Ameren Corp.	591	49,762
Dominion Energy, Inc.	602	45,836
DTE Energy Co.	320	44,157
Public Service Enterprise Group, Inc.	741	46,031
Sempra Energy	353	47,828
WEC Energy Group, Inc.	492	46,204

		279,818

Oil, Gas & Consumable Fuels 2.2%
Chevron Corp.	480	49,819
EOG Resources, Inc.	695	55,836
Exxon Mobil Corp.	899	52,475
Kinder Morgan, Inc.	2,799	51,334
Marathon Oil Corp.	4,666	56,505
ONEOK, Inc.	957	50,472

		316,441

Personal Products 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	170	52,108

Pharmaceuticals 2.0%
Bristol-Myers Squibb Co.	674	44,295
Eli Lilly & Co.	261	52,132

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)

Johnson & Johnson	305	$51,621
Merck & Co., Inc.	638	48,418
Pfizer, Inc.	1,185	45,895
Zoetis, Inc. (Class A Stock)	263	46,467

		288,828

Professional Services 0.4%
Robert Half International, Inc.	634	56,293

Road & Rail 1.7%
CSX Corp.	504	50,461
JB Hunt Transport Services, Inc.	278	47,688
Norfolk Southern Corp.	166	46,629
Old Dominion Freight Line, Inc.	214	56,806
Union Pacific Corp.	208	46,744

		248,328

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.*	611	48,929
Applied Materials, Inc.	400	55,252
Intel Corp.	717	40,955
Monolithic Power Systems, Inc.	134	45,978
Skyworks Solutions, Inc.	272	46,240
Teradyne, Inc.	392	51,881
Texas Instruments, Inc.	258	48,974

		338,209

Software 3.3%
Adobe, Inc.*	92	46,421
Autodesk, Inc.*	171	48,882
Cadence Design Systems, Inc.*	312	39,621
Citrix Systems, Inc.	339	38,971
Fortinet, Inc.*	240	52,450
Intuit, Inc.	121	53,130
Microsoft Corp.	192	47,939
PTC, Inc.*	354	47,486
salesforce.com, Inc.*	195	46,429
Synopsys, Inc.*	198	50,359

		471,688

Specialty Retail 2.7%
Advance Auto Parts, Inc.	257	48,761
AutoZone, Inc.*	35	49,231
Best Buy Co., Inc.	377	43,823
CarMax, Inc.*	381	43,887
Home Depot, Inc. (The)	155	49,431
Lowe’s Cos., Inc.	251	48,902
O’Reilly Automotive, Inc.*	92	49,231
Tractor Supply Co.	270	49,059

		382,325

Description			Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co.			3,107	$49,588

Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc. (Class B Stock)			374	51,036
Tapestry, Inc.*			1,096	49,199

				100,235

Tobacco 0.3%
Altria Group, Inc.			929	45,725

Trading Companies & Distributors 0.4%
WW Grainger, Inc.			114	52,686

Water Utilities 0.3%
American Water Works Co., Inc.			312	48,366

TOTAL LONG-TERM INVESTMENTS (cost $10,895,171)				14,162,822

SHORT-TERM INVESTMENTS 1.0%
AFFILIATED MUTUAL FUND 0.7%
PGIM Institutional Money Market Fund (cost $105,468; includes $105,458 of cash collateral for securities on loan)(b)(wa)			105,531	105,468

Interest Rate		Maturity Date	Principal Amount (000)#
TIME DEPOSIT 0.3%
Skandinaviska Enskilda Banken AB (Sweden) (cost $38,359)	0.005%	06/01/21	38	38,359

TOTAL SHORT-TERM INVESTMENTS (cost $143,827)				143,827

TOTAL INVESTMENTS 100.6% (cost $11,038,998)				14,306,649

Liabilities in excess of other assets (0.6)%				(84,114)

NET ASSETS 100.0%				$ 14,222,535

The following abbreviations are used in the quarterly report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $102,054; cash collateral of $105,458 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).